UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew J. Wetzel
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Andrew J. Wetzel          Richmond, Virginia          February 1, 2013
     --------------------          ------------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           88
                                         -----------

Form 13F Information Table Value Total:  $ 4,822,075
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
----------------------------- ---------------- --------- ---------- ------------------- ---------- -------- ------------------------
                                                                                                                VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ------------------------
       NAME OF ISSUER              CLASS         CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------------- ---------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ -------
ACTIVISION BLIZZARD INC       COM              00507V109      3,064    288,469 SH       SOLE                  277,429         11,040
ADVENT SOFTWARE INC           COM              007974108     59,256  2,771,575 SH       SOLE                2,557,941        213,634
ALBEMARLE CORP                COM              012653101    223,205  3,593,124 SH       SOLE                3,216,125        376,999
ALEXANDER & BALDWIN INC NEW   COM              014491104     95,552  3,253,394 SH       SOLE                3,031,816        221,578
ALLEGHANY CORP DEL            COM              017175100     55,667    165,962 SH       SOLE                  153,316         12,646
ALTRIA GROUP INC              COM              02209S103     41,606  1,324,195 SH       SOLE                1,080,636        243,559
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106     67,959  3,313,454 SH       SOLE                3,057,226        256,228
AMPHENOL CORP NEW             CL A             032095101      2,531     39,117 SH       SOLE                   38,436            681
ATWOOD OCEANICS INC           COM              050095108    157,306  3,435,380 SH       SOLE                3,166,893        268,487
BERKSHIRE HATHAWAY INC DEL    CL A             084670108      3,083         23 SH       SOLE                       23              0
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702     61,446    685,013 SH       SOLE                  593,777         91,236
BLACKROCK INC                 COM              09247X101     47,134    228,021 SH       SOLE                  191,598         36,423
BRISTOL MYERS SQUIBB CO       COM              110122108     44,463  1,364,303 SH       SOLE                1,115,140        249,163
BROWN FORMAN CORP             CL B             115637209     14,823    234,355 SH       SOLE                  230,925          3,430
CABELAS INC                   COM              126804301    160,864  3,853,029 SH       SOLE                3,538,088        314,941
CARMAX INC                    COM              143130102     39,737  1,058,535 SH       SOLE                1,049,315          9,220
CHEVRON CORP NEW              COM              166764100     40,124    371,034 SH       SOLE                  317,385         53,649
CINCINNATI FINL CORP          COM              172062101     19,160    489,285 SH       SOLE                  331,682        157,603
CINTAS CORP                   COM              172908105      3,772     92,222 SH       SOLE                   90,891          1,331
CISCO SYS INC                 COM              17275R102     43,716  2,224,756 SH       SOLE                1,872,506        352,250
COCA COLA CO                  COM              191216100     40,346  1,112,983 SH       SOLE                  959,522        153,461
COLUMBIA SPORTSWEAR CO        COM              198516106     66,470  1,245,700 SH       SOLE                1,147,529         98,171
CONOCOPHILLIPS                COM              20825C104     22,324    384,958 SH       SOLE                  312,114         72,844
CORNING INC                   COM              219350105     18,267  1,447,473 SH       SOLE                1,442,113          5,360
CORRECTIONS CORP AMER NEW     COM NEW          22025Y407    140,619  3,964,453 SH       SOLE                3,646,083        318,370
CSX CORP                      COM              126408103      1,308     66,312 SH       SOLE                   66,312              0
DOMINION RES INC VA NEW       COM              25746U109     39,731    767,002 SH       SOLE                  611,400        155,602
DUKE ENERGY CORP NEW          COM NEW          26441C204     22,272    349,084 SH       SOLE                  283,965         65,119
E M C CORP MASS               COM              268648102     29,809  1,178,238 SH       SOLE                1,157,004         21,234
EATON VANCE CORP              COM NON VTG      278265103    194,249  6,098,870 SH       SOLE                5,673,405        425,465
ENERGIZER HLDGS INC           COM              29266R108     93,834  1,173,224 SH       SOLE                1,105,525         67,699
EXXON MOBIL CORP              COM              30231G102      2,677     30,933 SH       SOLE                   30,933              0
FEDERATED INVS INC PA         CL B             314211103     17,708    875,350 SH       SOLE                  589,045        286,305
FEDEX CORP                    COM              31428X106      9,376    102,226 SH       SOLE                  102,226              0
FIRST INDUSTRIAL REALTY TRUS  COM              32054K103     70,683  5,020,069 SH       SOLE                4,636,702        383,367
HASBRO INC                    COM              418056107     23,244    647,483 SH       SOLE                  431,864        215,619
HATTERAS FINL CORP            COM              41902R103     83,042  3,347,096 SH       SOLE                2,863,404        483,692
HERSHEY CO                    COM              427866108     35,204    487,459 SH       SOLE                  401,023         86,436
INTEL CORP                    COM              458140100     31,245  1,514,542 SH       SOLE                1,207,146        307,396
INTERNATIONAL BUSINESS MACHS  COM              459200101     39,503    206,228 SH       SOLE                  168,427         37,801
ISHARES TR                    CORE S&P500 ETF  464287200        649      4,534 SH       SOLE                    4,534              0
ISHARES TR                    CORE S&P MCP ETF 464287507        596      5,858 SH       SOLE                    5,858              0
ISHARES TR                    RUSSELL 2000     464287655      6,607     78,355 SH       SOLE                   75,055          3,300
JOHNSON & JOHNSON             COM              478160104      7,642    109,009 SH       SOLE                   63,677         45,332
KAMAN CORP                    COM              483548103     89,884  2,442,488 SH       SOLE                2,247,850        194,638
KINDER MORGAN MANAGEMENT LLC  SHS              49455U100     41,966    556,231 SH       SOLE                  422,221        134,010
KRAFT FOODS GROUP INC         COM              50076q106      1,238     27,237 SH       SOLE                   27,237              0
KRATON PERFORMANCE POLYMERS   COM              50077C106     70,566  2,936,590 SH       SOLE                2,697,352        239,238
LOEWS CORP                    COM              540424108      1,155     28,351 SH       SOLE                   28,351              0
LORILLARD INC                 COM              544147101     41,227    355,502 SH       SOLE                  277,516         77,986
LOWES COS INC                 COM              548661107     40,420  1,137,953 SH       SOLE                  930,502        207,451
M & T BK CORP                 COM              55261F104      7,148     72,590 SH       SOLE                   69,718          2,872
MARTIN MARIETTA MATLS INC     COM              573284106     61,238    649,528 SH       SOLE                  599,674         49,854
MATSON INC                    COM              57686g105     97,173  3,930,940 SH       SOLE                3,641,962        288,978
MBIA INC                      COM              55262C100     72,195  9,196,829 SH       SOLE                8,501,326        695,503
MEADWESTVACO CORP             COM              583334107     44,123  1,384,479 SH       SOLE                1,172,270        212,209
MICREL INC                    COM              594793101     80,901  8,515,841 SH       SOLE                7,862,480        653,361
MICROSOFT CORP                COM              594918104     37,082  1,387,288 SH       SOLE                1,179,992        207,296
MONARCH FINANCIAL HOLDINGS I  COM              60907Q100        139     16,854 SH       SOLE                   16,854              0
MONDELEZ INTL INC             CL A             609207105      2,010     78,907 SH       SOLE                   78,907              0
MONTPELIER RE HOLDINGS LTD    SHS              G62185106    116,210  5,083,590 SH       SOLE                4,707,151        376,439
NEWMARKET CORP                COM              651587107    261,420    997,025 SH       SOLE                  909,806         87,219
NU SKIN ENTERPRISES INC       CL A             67018T105    108,880  2,938,726 SH       SOLE                2,711,498        227,228
OLD DOMINION FGHT LINES INC   COM              679580100    171,413  5,000,362 SH       SOLE                4,604,843        395,519
PAYCHEX INC                   COM              704326107     17,267    554,507 SH       SOLE                  375,880        178,627
PFIZER INC                    COM              717081103     37,608  1,499,511 SH       SOLE                1,162,021        337,490
PHILIP MORRIS INTL INC        COM              718172109     28,078    335,706 SH       SOLE                  290,210         45,496
PRICESMART INC                COM              741511109    160,583  2,084,247 SH       SOLE                1,926,205        158,042
PROCTER & GAMBLE CO           COM              742718109        258      3,805 SH       SOLE                    3,805              0
REYNOLDS AMERICAN INC         COM              761713106     15,481    373,667 SH       SOLE                  279,994         93,673
RITCHIE BROS AUCTIONEERS      COM              767744105     68,191  3,264,305 SH       SOLE                3,012,809        251,496
SERVICE CORP INTL             COM              817565104    144,568 10,468,376 SH       SOLE                9,670,750        797,626
STAPLES INC                   COM              855030102      4,846    425,140 SH       SOLE                  406,112         19,028
STURM RUGER & CO INC          COM              864159108     61,514  1,354,933 SH       SOLE                1,239,930        115,003
TEJON RANCH CO                COM              879080109     70,165  2,498,769 SH       SOLE                2,301,545        197,224
TEMPUR PEDIC INTL INC         COM              88023U101      6,608    209,843 SH       SOLE                  202,492          7,351
TENET HEALTHCARE CORP         COM NEW          88033g407    127,741  3,934,111 SH       SOLE                3,629,659        304,452
TREDEGAR CORP                 COM              894650100     71,524  3,502,671 SH       SOLE                3,233,501        269,170
UDR INC                       COM              902653104      3,321    139,645 SH       SOLE                  134,748          4,897
VALUECLICK INC                COM              92046N102    123,210  6,347,743 SH       SOLE                5,858,268        489,475
VERIZON COMMUNICATIONS INC    COM              92343V104     37,943    876,899 SH       SOLE                  762,534        114,365
VISA INC                      COM CL A         92826C839     23,122    152,542 SH       SOLE                  152,516             26
VULCAN MATLS CO               COM              929160109      1,819     34,950 SH       SOLE                   34,341            609
WAL-MART STORES INC           COM              931142103     33,602    492,481 SH       SOLE                  422,220         70,261
WELLS FARGO & CO NEW          COM              949746101     53,955  1,578,547 SH       SOLE                1,322,750        255,797
WHIRLPOOL CORP                COM              963320106      2,302     22,622 SH       SOLE                   22,211            411
WHITE MTNS INS GROUP LTD      COM              G9618E107    103,349    200,677 SH       SOLE                  187,027         13,650
WORLD FUEL SVCS CORP          COM              981475106     96,759  2,350,233 SH       SOLE                2,165,172        185,061